Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Physical silver bullion cost	$ 4,214,061	$ 4,211,774
Percent value of net assets of the Trust	0.45%
Capital losses available for tax purposes	$ 4,163	4,242
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (355)	$ (100)
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	54.90%	58.60%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	36.20%	32.30%
Concentration Risk Location Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	8.80%	8.80%
Concentration Risk Location Four [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity		0.10%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Increase (decrease) in equity	$ 40,700	$ 40,800
Percentage decrease in market value of silver	1.00%